Debt - Debt Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 6,177
2022 and thereafter	0
Total debt principal	$ 6,177	$ 6,759